                                          BATTERYMARCH U.S. SMALL CAPITALIZATION
                                                                EQUITY PORTFOLIO





                                                              SEMI-ANNUAL REPORT
                                                              September 30, 2001

PORTFOLIO MANAGERS' COMMENTS
Batterymarch U.S. Small Capitalization Equity Portfolio

Performance
For the six months ended September 30, 2001, the Fund's return was -2.64%, on a net asset value basis, compared with -9.47% for the benchmark, the Russell 2000 Index. The S&P 500 Index return was -9.69% for the period. For the one year ended September 30, 2001, the Fund's return was -13.00%, on a net asset value basis, compared with -21.21% for the Russell 2000 Index.

Since the Fund's inception on March 13, 2000, through September 30, 2001, the Fund's average annual return was -9.90%, on a net asset value basis, well ahead of the Russell 2000 Index's average annual return of -20.49%.

Investment Environment
The Fund benefited from positive stock selection for the six-month period, particularly in the Health Care sector. Sector weightings also helped the relative return, as the Fund was underweighted in Technology and Telecommunications in favor of Consumer Staples and Financials--Banks.

For the six-month period, the best performing sector for the Russell 2000 Index was Financials--Banks, up 9.3%, while the worst performing sectors were Energy Services, down 45.0%, followed by Telecommunications and Technology. The value style of investing outperformed growth for the six months; the Russell 2000 Value Index declined only 3.3% compared with a decline of 15.2% for the Russell 2000 Growth Index.

During the second quarter 2001, equity markets responded favorably to the Federal Reserve's aggressive easing, most notably following the unanticipated rate cut on April 18 when the market responded in a fundamentally irrational manner. The Russell 2000 Index, which rose 14.4% for the quarter, exhibited high volatility and sharp sector rotations. The best performing sectors for the index were Software & Services and Health Care due mainly to a surge in biotechnology stocks. The worst performing were Energy Services and Energy due to falling oil prices. Our preference for Energy and Energy Services over the Technology sector contributed to a performance shortfall for the Fund for the quarter.

For most of third quarter 2001, investors were focused on the lackluster economy and weak corporate profits. The shocking attacks of September 11 increased the risks of a global economic slowdown and brought newfound uncertainty to equity markets, further damaging consumer confidence and spurring a flight to quality. Despite the interest rate cut as US markets re-opened September 17, equity prices declined dramatically, led by the more speculative sectors and by travel and leisure-related companies.

The Russell 2000 Index declined significantly for the third quarter, -20.79%. The Fund's return was -11.02%. The Fund had positive stock selection, particularly in the Health Care sector, and benefited from its underweight in Technology and overweight in Financials--Banks. In addition, the portfolio had no exposure to travel and leisure companies.

Investment Process
The Batterymarch disciplined investment process incorporates rigorous stock selection and effective risk control. We use a bottom-up quantitative approach to managing equity assets. Our goal is to systematically replicate the investment disciplines of the smart fundamental investor, using quantitative techniques to process large amounts of fundamental data on a broad universe of companies.

Our stock selection model builds a "mosaic" of attributes, as experienced fundamental investors do of the stocks they follow, ranking stocks daily across six dimensions: growth yield, cash flow, expectations, value, technical and corporate signals. The process combines an array of factors, incorporating both growth and value, and the model is "tuned" according to which factors are most predictive of excess return within a given peer group. Our stock selection model has the ability to blend rankings for each stock from multiple peer groups including market capitalization, industry sectors, style and risk.

We optimize daily, using a multifactor risk model. A unique approach to trading, using performance-based basket trading, enhances total returns by ensuring that our best ideas get into each portfolio in a timely, low-cost manner.

PORTFOLIO MANAGERS' COMMENTS
Batterymarch U.S. Small Capitalization Equity Portfolio

The portfolio review process is comprehensive; daily, weekly and monthly reports on performance attribution and portfolio characteristics enable our investment team to examine every component of our investment process--including stock selection, sector weightings and trading--to confirm that they add value both independently and together.

Looking ahead
Looking ahead at the prospects for small capitalization stocks, the bears are concerned that investors look for "safe havens" during times of crisis. Small caps, which are more economically sensitive, can lag during times of uncertainty. Some bulls feel that the fallout from the September 11 attacks could cause the markets to finally bottom out, from which a significant rebuilding phase could emerge. Small caps can do well as the economy comes out of recession, and the central bank seems determined to provide enough monetary stimulus to support an economic upturn. Given the unprecedented nature of this crisis, however, forecasting market returns may prove futile in the near term.

We believe the Fund is attractively valued relative to the Russell 2000 Index with a forward P/E ratio of 14.3x compared with 20.7x for the index; a two-year growth rate of 21.5% compared with 16.8%; and a growth-to-P/E ratio of 1.9x compared with 1.7x.

Batterymarch Financial Management, Inc.
October 17, 2001



STRONG PERFORMERS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001*
-------------------------------------------------------
Deluxe Corporation                               +45.9%
Coventry Health Care, Inc.                       +42.5%
Barr Laboratories, Inc.                          +38.3%
Manor Care, Inc.                                 +37.7%
SICOR Inc.                                       +35.5%
Ball Corporation                                 +30.6%
Trigon Healthcare, Inc.                          +27.2%
RenaissanceRe Holdings Ltd.                      +27.0%
Roslyn Bancorp, Inc.                             +23.4%
BlackRock, Inc.                                  +22.8%


WEAK PERFORMERS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001*
-------------------------------------------------------
Rent-A-Center, Inc.                              -49.4%
Radion Group Inc.                                -43.2%
Mentor Graphics Corporation                      -33.2%
Precision Castparts Corp.                        -32.8%
The Wet Seal, Inc.                               -28.2%
Esterline Technologies Corporation               -27.1%
Pulte Corporation                                -24.2%
Offshore Logistics, Inc.                         -22.7%
The Houston Exploration Company                  -17.3%
NVR, Inc.                                        -13.8%

*Securities held for the entire period.

STATEMENT OF NET ASSETS
Batterymarch U.S. Small Capitalization Equity Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------

                                                         % of         Shares/        Market
                                                      Net Assets        Par           Value
                                                 ---------------------------------------------
Common Stock and Equity Interests                       95.8%

Basic Materials                                          3.4%
Agricultural Products                                    0.6%
Universal Corporation                                                    20          $  664
                                                                                     ------
Chemicals (Specialty)                                    1.4%
The Lubrizol Corporation                                                 46           1,457
                                                                                     ------

Containers & Packaging (Paper)                           0.7%
Bemis Company, Inc.                                                       9             371
Pactiv Corporation                                                       28             411/A/
                                                                                     ------
                                                                                        782
Metals                                                   0.5%
Precision Castparts Corp.                                                27             591
                                                                                     ------

Paper and Forest Products                                0.2%
Rayonier, Inc.                                                            4             174
                                                                                     ------

Capital Goods                                            8.2%
Aerospace/Defense                                        0.5%
Woodward Governor Company                                                12             581
                                                                                     ------

Containers (Metal and Glass)                             1.6%
Ball Corporation                                                         29           1,725
                                                                                     ------

Electrical Equipment                                     2.0%
Itron, Inc.                                                              46           1,066/A/
Planar Systems, Inc.                                                     20             406/A/
The Genlyte Group, Inc.                                                  22             647/A/
                                                                                     ------
                                                                                      2,119
Engineering and Construction                             0.6%
McDermott International, Inc.                                            71             587/A/
                                                                                     ------
Manufacturing (Diversified)                              0.3%
Alliance Gaming Corporation                                              24             341/A/
                                                                                     ------

Manufacturing (Specialized)                              1.8%
Esterline Technologies Corporation                                       52             819/A/
IKON Office Solutions, Inc.                                              60             464
Lincoln Electric Holdings, Inc.                                          18             388
Paxar Corporation                                                        22             279/A/
                                                                                     ------
                                                                                      1,950


Batterymarch U.S. Small Capitalization Equity Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------

                                                         % of         Shares/       Market
                                                      Net Assets        Par          Value
                                                 ---------------------------------------------
Common Stock and Equity Interests (CONTINUED)
Office Equipment and Supplies                            1.4%
The Reynolds and Reynolds Company                                        48          $1,121
Wallace Computer Services, Inc.                                          24             378
                                                                                     ------
                                                                                      1,499
Communications Services                                  0.9%
Telecommunications (Cellular/Wireless)                   0.9%
Price Communications Corporation                                         30             503/A/
West Corporation                                                         21             422/A/
                                                                                     ------
                                                                                        925
Consumer Cyclicals                                      13.5%
Auto Parts & Equipment                                   1.3%
American Axle & Manufacturing Holdings, Inc.                             54             686/A/
TBC Corporation                                                          76             749/A/
                                                                                     ------
                                                                                      1,435
Building Materials                                       0.3%
Dal-Tile International Inc.                                              22             340/A/
                                                                                     ------

Consumer (Jewelry, Novelties and Gifts)                  0.4%
Action Performance Companies, Inc.                                       23             419/A/
                                                                                     ------

Consumer Products                                        1.7%
Alberto-Culver Company                                                   27           1,054
Direct Focus, Inc.                                                       37             744/A/
                                                                                     ------
                                                                                      1,798
Gaming, Lottery and Pari-mutuel Companies               1.7%
Anchor Gaming                                                             9             369/A/
Argosy Gaming Company                                                    20             534/A/
GTECH Holdings Corporation                                               27             933/A/
                                                                                     ------
                                                                                      1,836
Homebuilding                                             1.9%
KB HOME                                                                  22             611
NVR, Inc.                                                                 7             955/A/
Pulte Corporation                                                        17             515
                                                                                     ------
                                                                                      2,081
Leisure Time (Products)                                  2.2%
Handleman Company                                                        96           1,350
JAKKS Pacific, Inc.                                                      77           1,038
                                                                                     ------
                                                                                      2,388
Publishing                                               0.8%
Scholastic Corporation                                                   21             918/A/
                                                                                     ------

Batterymarch U.S. Small Capitalization Equity Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------

                                                         % of         Shares/        Market
                                                      Net Assets        Par           Value
                                                 ---------------------------------------------
Common Stock and Equity Interests (CONTINUED)
Retail (Specialty-Apparel)                               1.1%
The Wet Seal, Inc.                                                       63          $1,157/A/
                                                                                     ------

Retail (Specialty)                                       0.8%
Circuit City Stores, Inc.--CarMax Group                                  30             337/A/
Venator Group, Inc.                                                      32             490/A/
                                                                                     ------
                                                                                        827
Services (Advertising/Marketing)                         0.9%
R.H. Donnelley Corporation                                               36             938/A/
                                                                                     ------

Services (Commercial and Consumer)                       0.4%
Rent-A-Center, Inc.                                                      17             383/A/
                                                                                     ------

Consumer Staples                                        11.6%
Distributors (Food and Health)                           1.2%
Fleming Companies, Inc.                                                  43           1,280
                                                                                     ------

Entertainment                                            1.9%
Blockbuster Inc.                                                         93           2,032
                                                                                     ------

Food                                                     2.0%
Dole Food Company, Inc.                                                  25             527
Smithfield Foods, Inc.                                                   36             749/A/
Tyson Foods, Inc.                                                        84             840
                                                                                     ------
                                                                                      2,116
Housewares                                               0.2%
Entegris Inc.                                                            34             265/A/
                                                                                     ------

Personal Care                                            2.5%
NBTY, Inc.                                                               63             824/A/
Perrigo Company                                                         121           1,831/A/
                                                                                     ------
                                                                                      2,655
Restaurants                                              1.3%
AFC Enterprises, Inc.                                                     7             143/A/
Applebee's International, Inc.                                           43           1,264
                                                                                     ------
                                                                                      1,407
Specialty Printing                                       2.5%
Consolidated Graphics, Inc.                                              13             215/A/
Deluxe Corporation                                                       42           1,437
John H. Harland Company                                                  50           1,097
                                                                                     ------
                                                                                      2,749

Batterymarch U.S. Small Capitalization Equity Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------

                                                         % of         Shares/        Market
                                                      Net Assets        Par           Value
                                                  --------------------------------------------
Common Stock and Equity Interests (CONTINUED)
Energy                                                   1.2%
Oil and Gas (Exploration and Production)                 1.2%
The Houston Exploration Company                                          25          $  628/A/
XTO Energy, Inc.                                                         48             664
                                                                                     ------
                                                                                      1,292
Financials                                              25.2%
Banks (Major Regional)                                   5.1%
Commercial Federal Corporation                                           38             929
Community First Bankshares, Inc.                                         43           1,026
First BanCorp                                                            30             784
Hudson United Bancorp                                                    10             277
Pacific Century Financial Corporation                                    20             465
R&G Financial Corporation                                                83           1,421
United Bankshares, Inc.                                                  20             540
                                                                                     ------
                                                                                      5,442
Financial (Diversified)                                  5.0%
Chelsea Property Group, Inc.                                             24           1,086
Crown American Realty Trust                                              41             290
Developers Diversified Realty Corporation                                 5              90
Gables Residential Trust                                                 30             929
IndyMac Bancorp, Inc.                                                    25             664/A/
JP Realty, Inc.                                                          15             340
Lexington Corporate Properties Trust                                    0.4               6
PS Business Parks, Inc.                                                   7             186
Realty Income Corporation                                                23             658
Sovran Self Storage, Inc.                                                14             395
Thornburg Mortgage Asset Corporation                                     46             762
                                                                                     ------
                                                                                      5,406
Insurance (Life/Health)                                  0.5%
Reinsurance Group of America, Inc.                                       16             532
                                                                                     ------

Insurance (Multi-Line)                                   1.0%
StanCorp Financial Group, Inc.                                           22           1,070
                                                                                     ------

Insurance (Property/Casualty)                            2.9%
Fidelity National Financial, Inc.                                        56           1,500
Radian Group Inc.                                                         4             138
RenaissanceRe Holdings Ltd.                                              17           1,494
                                                                                     ------
                                                                                      3,132
Investment Management                                    1.1%
BlackRock, Inc.                                                          28           1,229/A/
                                                                                     ------

Batterymarch U.S. Small Capitalization Equity Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------

                                                         % of         Shares/        Market
                                                      Net Assets        Par           Value
                                                 ---------------------------------------------
Common Stock and Equity Interests (CONTINUED)

Real Estate Investment Trusts                            1.7%
Bedford Property Investors, Inc.                                         46          $  923
United Dominion Realty Trust, Inc.                                       63             905
                                                                                     ------
                                                                                      1,828
Savings and Loan Companies                               7.9%
Astoria Financial Corporation                                            10             587
BankAtlantic Bancorp, Inc.                                              123           1,244
Downey Financial Corp.                                                   25           1,081
Flagstar Bancorp, Inc.                                                   23             529
Roslyn Bancorp, Inc.                                                     69           1,277
Staten Island Bancorp, Inc.                                              33             821
W Holding Company, Inc.                                                  52             722
Washington Federal, Inc.                                                 56           1,403
Webster Financial Corporation                                            26             841
                                                                                     ------
                                                                                      8,505
Health Care                                             17.0%
Biotechnology                                            2.4%
IDEXX Laboratories, Inc.                                                 49           1,148/A/
Immunomedics, Inc.                                                       41             493/A/
Serologicals Corporation                                                 50             907/A/
                                                                                     ------
                                                                                      2,548
Health Care (Drugs/Major Pharmaceuticals)                1.8%
Barr Laboratories, Inc.                                                   9             704/A/
SICOR Inc.                                                               66           1,241/A/
                                                                                     ------
                                                                                      1,945
Health Care (Long Term Care)                             0.6%
Manor Care, Inc.                                                         25             691/A/
                                                                                     ------

Health Care (Managed Care)                               3.5%
Coventry Health Care, Inc.                                               74           1,739/A/
Humana Inc.                                                              96           1,161/A/
Mid Atlantic Medical Services, Inc.                                      40             832/A/
                                                                                     ------
                                                                                      3,732
Health Care (Medical Products and Supplies)              6.2%
CONMED Corporation                                                       39             693/A/
Diagnostic Products Corporation                                          19             794
Edwards Lifesciences Corporation                                         31             683/A/
Invacare Corporation                                                     36           1,438
Mentor Corporation                                                       44           1,116
Owens & Minor, Inc.                                                      21             416
Respironics, Inc.                                                        18             633/A/
STERIS Corporation                                                       46             898/A/
                                                                                     ------
                                                                                      6,671

Batterymarch U.S. Small Capitalization Equity Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------

                                                         % of         Shares/        Market
                                                      Net Assets        Par           Value
                                                 ---------------------------------------------
Common Stock and Equity Interests (CONTINUED)
Health Care (Specialized Services)                       2.5%
Omnicare, Inc.                                                           32          $  690
Trigon Healthcare, Inc.                                                  14             891/A/
Varian Medical Systems, Inc.                                             18           1,148/A/
                                                                                     ------
                                                                                      2,729
Technology                                               9.4%
Communications Equipment                                 0.7%
Andrew Corporation                                                       43             774/A/
                                                                                     ------

Computers (Hardware)                                     0.3%
Electronics for Imaging, Inc.                                            20             321/A/
                                                                                     ------

Computers (Peripherals)                                  1.3%
Hutchinson Technology, Inc.                                              26             461/A/
Storage Technology Corporation                                           72             906/A/
                                                                                     ------
                                                                                      1,367
Computers (Software/Services)                            4.0%
ANSYS, Inc.                                                              14             255/A/
Autodesk, Inc.                                                           31           1,007
CACI International Inc.                                                  29           1,569/A/
Mentor Graphics Corporation                                              42             580/A/
MSC.Software Corp.                                                       29             469/A/
PEC Solutions, Inc.                                                      29             492/A/
                                                                                     ------
                                                                                      4,372
Electrical Equipment                                     0.2%
Xicor, Inc.                                                              25             199/A/
                                                                                     ------

Electronics (Instrumentation)                            0.9%
FEI Company                                                              46             994/A/
                                                                                     ------

Electronics (Semiconductors)                             1.1%
ESS Technology, Inc.                                                     14             146/A/
Microsemi Corporation                                                    40           1,042/A/
                                                                                     ------
                                                                                      1,188
Services (Computer Systems)                              0.9%
InterVoice-Brite, Inc.                                                   90             938/A/
                                                                                     ------

Transportation                                           0.8%
Airlines 0.4%
Offshore Logistics, Inc.                                                 20             387/A/
                                                                                     ------

Batterymarch U.S. Small Capitalization Equity Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------

                                                                                       % of         Shares/        Market
                                                                                    Net Assets        Par           Value
                                                                              ----------------------------------------------
Common Stock and Equity Interests (CONTINUED)
Truckers                                                                               0.4%
Werner Enterprises, Inc.                                                                              27        $    445
                                                                                                                --------
Utilities                                                                              4.6%
Electric Companies                                                                     4.0%
Hawaiian Electric Industries, Inc.                                                                    28           1,092
Public Service Company of New Mexico                                                                  69           1,750
Sierra Pacific Resources                                                                             100           1,502
                                                                                                                --------
                                                                                                                   4,344
Natural Gas                                                                            0.6%
Peoples Energy Corporation                                                                            17             664
                                                                                                                --------

Total Common Stock and Equity Interests (Identified Cost $103,879)                                               103,164
----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                                  2.8%
Goldman Sachs &Co.
   3.35% dated 9/28/01, to be repurchased at $1,478 on 10/1/01
   (Collateral: $1,449 Freddie Mac mortgaged-backed securities, 7%,
   due 8/1/27, value $1,515)                                                                    $  1,478           1,478
J.P. Morgan Chase & Co.
   3.30% dated 9/28/01, to be repurchased at $1,478 on 10/1/01
   (Collateral: $1,390 Freddie Mac Note, 6.375%,
   due 11/15/03, value $1,510)                                                                     1,477           1,477
                                                                                                                --------
Total Repurchase Agreements (Identified Cost $2,955)                                                               2,955
----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost $106,834)                                          98.6%                      106,119
Other Assets Less Liabilities                                                          1.4%                        1,529
                                                                                                                --------

Net assets consisting of:
Accumulated paid-in capital applicable to:
  12,696 Institutional shares outstanding                                                       $121,514
Undistributed net investment income                                                                  258
Accumulated net realized gain/(loss) on investments                                              (13,409)
Unrealized appreciation/(depreciation) of investments                                               (715)
                                                                                                --------

Net assets                                                                           100.0%                     $107,648
                                                                                                                ========

Net asset value per share:
  Institutional Class                                                                                           $   8.48
                                                                                                                ========
----------------------------------------------------------------------------------------------------------------------------

/A/ Non-income producing

See Notes to Financial Statements

Statement of Operations
Batterymarch U.S. Small Capitalization Equity Portfolio



(Amounts in Thousands) (Unaudited)

----------------------------------------------------------------------------------------------------------------

                                                                                                For the
                                                                                            Six Months Ended
                                                                                           September 30, 2001
----------------------------------------------------------------------------------------------------------------
Investment Income:
      Dividends/A/                                                                               $   718
      Interest                                                                                        54
                                                                                                 -------
         Total Income                                                                                772
                                                                                                 -------

Expenses:
      Management fee                                                                                 418
      Audit and legal fees                                                                            17
      Custodian fees                                                                                  49
      Directors' fees                                                                                  4
      Registration fees                                                                                9
      Reports to shareholders                                                                          4
      Transfer agent and shareholder servicing expense                                                 7
      Other expenses                                                                                   1
                                                                                                 -------
         Total expenses                                                                              509
                                                                                                 -------

Net Investment Income                                                                                263
                                                                                                 -------

Net Realized and Unrealized Gain/(Loss) on Investments:
      Realized gain/(loss) on investments                                                         (4,578)
      Net change in unrealized appreciation/(depreciation) of investments                            343
                                                                                                 -------

Net Realized and Unrealized Gain/(Loss) on Investments                                            (4,235)
                                                                                                 -------

Change in Net Assets Resulting From Operations                                                   $(3,972)
                                                                                                 =======



----------------------------------------------------------------------------------------------------------------

/A/ Net of foreign taxes of $1.

See Notes to Financial Statements

Statements of Changes in Net Assets
Batterymarch U.S. Small Capitalization Equity Portfolio



(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------

                                                                               For the                        For the
                                                                          Six Months Ended                  Year Ended
                                                                         September 30, 2001                March 31, 2001
-----------------------------------------------------------------------------------------------------------------------------
                                                                             (unaudited)
Change in Net Assets:
   Net investment income                                                      $    263                        $   244
   Net realized gain/(loss) on investments                                      (4,578)                        (8,830)
   Net change in unrealized appreciation/(depreciation)
      of investments                                                               343                           (941)
                                                                              --------                        -------
   Change in net assets resulting from operations                               (3,972)                        (9,527)
   Distributions to shareholders from net investment income                       (128)                          (124)
   Change in net assets from Fund share transactions                            19,612                         95,030
                                                                              --------                        -------
   Change in net assets                                                         15,512                         85,379

Net Assets:
   Beginning of period                                                          92,136                          6,757
                                                                              --------                        -------
   End of period (including undistributed net investment
      income of $258 and $123, respectively)                                  $107,648                        $92,136
                                                                              ========                        =======


-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS




Contained below is per share operating data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

------------------------------------------------------------------------------------------------------------------------------

                                                                   FOR THE               FOR THE           FOR THE PERIOD
                                                              SIX MONTHS ENDED          YEAR ENDED       MARCH 13, 2000/A/ TO
                                                             SEPTEMBER 30, 2001       MARCH 31, 2001       MARCH 31, 2000
------------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
Per Share Operating Performance:
   Net asset value, beginning of period                              $ 8.72               $ 9.68               $10.00
                                                                     ------               ------               ------
   Net investment income                                               0.02                 0.03/B/              N.M./B/
   Net realized and unrealized gain/(loss) on investments             (0.25)               (0.97)               (0.32)
                                                                     ------               ------               ------
   Total from investment operations                                   (0.23)               (0.94)               (0.32)
                                                                     ------               ------               ------

Distribution to Shareholders from:
   Net investment income                                              (0.01)               (0.02)                  --
                                                                     ------               ------               ------

   Net asset value, end of period                                    $ 8.48               $ 8.72               $ 9.68
                                                                     ======               ======               ======

   Total return                                                       (2.64)%/C/           (9.72)%              (3.20)%/C/

Ratios/Supplemental Data:
   Ratios to average net assets
      Expenses                                                         0.95%/D/             0.95%/B/             0.95%/B,D/
      Net investment income                                            0.49%/D/             0.59%/B/             3.42%/B,D/
   Portfolio turnover rate                                           179.20%/D/           146.50%                N.M.
   Net assets, end of period (in thousands)                        $107,648              $92,136               $6,757




------------------------------------------------------------------------------------------------------------------------------

/A/ Commencement of operations.
/B/ Net of fees waived and expenses reimbursed by LMIA pursuant to a contractual expense limitation of 0.95% until August 1, 2002. If no fees had been waived or expenses reimbursed by LMIA, the annualized ratio of expenses to average daily net assets for the year ended March 31, 2001, would have been 1.14% and for the period ended March 31, 2000, would have been 5.70%.
C   Not annualized.
D   Annualized.
N.M. -- Not meaningful.


See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
(Amounts in Thousands)

1.  Significant Accounting Policies
Legg Mason Charles Street Trust, Inc. ("Corporation"), formerly LM Institutional Fund Advisors II, Inc., consisting of the Batterymarch U.S. Small Capitalization Equity Portfolio ("Portfolio"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Security Valuation
Securities traded on national securities exchanges are valued at the last quoted sales price. Over-the-counter securities and listed securities, for which no sales price is available, are valued at the mean between the latest bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management under procedures established by and under the general supervision of the Board of Directors. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Foreign Currency Translation
Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Investment Income and Distributions to Shareholders
Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income, if available, are paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The Fund adopted the Guide on April 1, 2001. The revised Guide requires the Fund to amortize premium and discount on all fixed income securities. There was no impact on the Fund as a result of adopting this accounting principle.

Investment Transactions
Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 2001, receivables for securities sold and payables for securities purchased for the Portfolio were as follows:

           Receivable for              Payable for
           Securities Sold        Securities Purchased
         ------------------      -----------------------
               $3,623                    $2,028

Repurchase Agreements
All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Portfolio's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Portfolio's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Federal Income Taxes
No provision for federal income or excise taxes has been made since the Portfolio intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. At September 30, 2001, the Portfolio had capital loss carryforwards for federal income tax purposes of $2 and $2,231 expiring in 2008 and 2009, respectively.

(Amounts in Thousands)

Use of Estimates
Preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Portfolio Transactions
For the six months ended September 30, 2001, investment transactions (excluding short-term investments) were as follows:

                                        Proceeds
              Purchases                from Sales
            -------------             ------------
              $111,267                   $94,263

At September 30, 2001, cost, aggregate gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for the Portfolio were as follows:

                Cost         Appreciation        Depreciation         Net
            -------------    ------------        ------------    -------------
              $106,834          $7,960             $(8,675)         $(715)

3. Transactions With Affiliates
The Portfolio has a management agreement with LM Institutional Advisors, Inc. ("Manager"). Pursuant to the agreement, the Manager provides the Portfolio with management and administrative services for which the Portfolio pays a fee, computed daily and payable monthly, at an annual rate of the Portfolio's average daily net assets as shown in the chart that follows.

To the extent the Manager receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, the Manager will pay the Portfolio's investment adviser the entire management fee it receives from the Portfolio.

Batterymarch Financial Management, Inc. ("Batterymarch") serves as investment adviser to the Portfolio. The investment adviser is responsible for the actual investment activity of the Portfolio.

The Manager has contractually agreed, until August 1, 2002, to waive its fees and reimburse expenses in any month to the extent the Portfolio's expenses (exclusive of taxes, interest, brokerage and extraordinary expense) exceed during that month an annual rate of the Portfolio's average daily net assets as shown in the following chart:

                                                               At
                                                       September 30, 2001
                                                       ------------------
  Management                   Expense                     Management
     Fee                      Limitation                   Fee Payable
 ------------                ------------              ------------------
     0.70%                       0.95%                        $113

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Portfolio to the Manager to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Portfolio's expenses to exceed the limit, if any, imposed by the Manager at that time. At September 30, 2001, cumulative expenses waived or reimbursed amounted to $40.

Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, serves as distributor of the Portfolio.

No brokerage commissions were paid by the Portfolio to LMWW or its affiliates during the period ended September 30, 2001.

Batterymarch, LMWW and the Manager are wholly owned subsidiaries of Legg Mason, Inc.

(Amounts in Thousands)

4. Line of Credit

The Portfolio, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the period ended September 30, 2001, the Portfolio had no borrowings under the Credit Agreement.

5. Fund Share Transactions

At September 30, 2001, there were 500 million shares authorized at $0.001 par value each of the Institutional and Financial Intermediary Classes of the Portfolio. Share transactions were as follows:

                                                          Reinvestment
                                       Sold             of Distributions          Repurchased             Net Change
                              ----------------------  --------------------- ----------------------  ----------------------
                                Shares      Amount      Shares     Amount     Shares      Amount      Shares      Amount
                              ----------   --------   ----------  --------  ----------   --------   ----------   --------
Institutional Class
Period Ended
  September 30, 2001             2,148      $19,735       12       $109         (26)     $  (232)     2,134       $19,612
 Year Ended
  March 31, 2001                 9,989      $96,238       10       $ 94        (135)     $(1,302)     9,864       $95,030

6. Special Meeting of Shareholders

On April 27, 2001, the Corporation held a Special Meeting of Shareholders to elect nine Directors to the Board of Directors ("Board") and to ratify the selection by the Board of Ernst &Young LLP as independent auditors to the Corporation. There were 10,562 shares entitled to vote at the meeting. The following individuals where elected to the Board by a vote of 5,068 shares for and 0 shares against, with 0 shares abstaining: Edmund J. Cashman, John F. Curley, Jr., Nelson A. Diaz, Richard G. Gilmore, Arnold L. Lehman, Jill E. McGovern, G. Peter O'Brien, T.A. Rodgers, and Edward A. Taber III. Ernst & Young LLP was ratified as independent auditors to the Corporation by a vote of 5,068 shares for and 0 shares against, with 0 shares abstaining.

--------------------------------------------------------------------------------

                      [This page intentionally left blank]

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Manager
LM Institutional Advisors, Inc.
P.O. Box 17635
Baltimore,Maryland 21297-1635
1-888-425-6432

Investment Adviser
Batterymarch Financial Management, Inc.
200 Clarendon Street
Boston, Massachusetts 22116

           This report is not to be distributed unless preceded or
                         accompanied by a prospectus.

                     Legg Mason Wood Walker, Inc., Distributor